Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2020
Trademarks | Minimum
Intangible asset useful life	5 years
Trademarks | Maximum
Intangible asset useful life	10 years
Patents | Minimum
Intangible asset useful life	5 years
Patents | Maximum
Intangible asset useful life	10 years
License Agreements | Minimum
Intangible asset useful life	3 years
License Agreements | Maximum
Intangible asset useful life	5 years
Other Intangibles | Minimum
Intangible asset useful life	5 years
Other Intangibles | Maximum
Intangible asset useful life	10 years